Employee Retirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Employee Retirement Benefits
Schedule of Expected Benefit Payments [Table Text Block]
The following table presents estimated future benefit payments (in millions of dollars):

	Pension Benefits	Postretirement Benefits (U.S.)
2013	$31.1	$1.3
2014	34.4	1.4
2015	40.6	1.5
2016	44.3	1.4
2017	51.1	1.3
2018-2022	314.1	6.7
	$515.6	$13.6

Schedule of Allocation of Plan Assets [Table Text Block]
The fair value measurements of our U.S. pension plan assets are based upon significant observable inputs (Level 2) and relate to common collective trusts and other pooled investment vehicles consisting of the following asset categories (in millions of dollars):

	December 31,
Asset Category	2012	2011
Short Term Investments	$8.3	$11.6
Equity Securities:
U.S. Large Cap	135.9	119.3
U.S. Mid Cap	42.0	34.9
U.S. Small Cap	31.6	27.5
International Large Cap	109.3	89.0
Fixed Income Securities:
U.S. Treasuries	67.5	53.2
Corporate Bonds	83.8	68.7
Government Bonds	4.4	4.1
Municipal Bonds	9.1	9.5
Real Estate (REITs)	6.5	5.4
Total fair value of pension plan assets	$498.4	$423.2
Our U.K. Plan accounts for most of the $178.3 million in fair value of Non-U.S. plan assets. The fair value measurements of our U.K. pension plan assets are based upon significant observable inputs (Level 2) and relate to common collective trusts and other pooled investment vehicles consisting of the following asset categories (in millions of dollars):

	December 31,
Asset Category	2012	2011
Short Term Investments	$12.9	$11.6
U.K. Equities	66.1	57.6
Overseas Equities	67.1	60.5
U.K. Conventional Gilts	6.5	6.6
Corporate Bonds	5.3	5.0
Global Treasury Bonds	9.3	6.5
Index‑Linked Gilts‑Stocks	1.8	1.4
Total fair value of pension plan assets	$169.0	$149.2

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
Changing the assumed health care cost trend rates by one percentage point is estimated to have the following effects (in millions of dollars):

	One Percentage Point
	Increase	Decrease
Effect on total of service and interest cost components	—	—
Effect on postretirement benefit obligation	$0.5	$(0.4)

Schedule of Net Funded Status [Table Text Block]
The following tables set forth the funded status and the net periodic pension cost of the Hertz Retirement Plan, other postretirement benefit plans (including health care and life insurance plans covering domestic (“U.S.”) employees and the retirement plans for international operations (“Non-U.S.”), together with amounts included in our consolidated balance sheets and statements of operations (in millions of dollars):

	Pension Benefits				Postretirement
	U.S.		Non-U.S.		Benefits (U.S.)
	2012	2011	2012	2011	2012	2011
Change in Benefit Obligation
Benefit obligation at January 1	$606.4	$549.7	$190.8	$201.5	$18.2	$19.0
Service cost	24.8	26.2	1.9	4.0	0.2	0.2
Interest cost	28.2	27.5	9.7	11.0	0.8	0.9
Employee contributions	—	—	0.1	0.7	0.8	0.9
Plan amendments	—	(10.2)	—	—	—	—
Plan curtailments	—	—	—	(5.9)	—	—
Plan settlements	(5.4)	(7.4)	—	0.1	—	—
Benefits paid	(29.9)	(18.4)	(5.5)	(4.0)	(2.2)	(2.2)
Foreign exchange translation	—	—	7.7	(1.0)	—	—
Actuarial loss (gain)	54.8	39.0	9.4	(15.1)	1.2	(0.6)
Plan combination	—	—	10.4	—	—	—
Other	—	—	(0.1)	(0.5)	—	—
Benefit obligation at December 31	$678.9	$606.4	$224.4	$190.8	$19.0	$18.2
Change in Plan Assets
Fair value of plan assets at January 1	$423.2	$365.9	$157.0	$152.8	$—	$—
Actual return on plan assets	64.2	15.3	15.6	(7.6)	—	—
Company contributions	46.3	67.8	4.7	16.0	1.4	1.3
Employee contributions	—	—	0.1	0.7	0.8	0.9
Plan settlements	(5.4)	(7.4)	—	—	—	—
Benefits paid	(29.9)	(18.4)	(5.5)	(4.0)	(2.2)	(2.2)
Foreign exchange translation	—	—	6.5	(0.7)	—	—
Other	—	—	(0.1)	(0.2)	—	—
Fair value of plan assets at December 31	$498.4	$423.2	$178.3	$157.0	$—	$—
Funded Status of the Plan
Plan assets less than benefit obligation	$(180.5)	$(183.2)	$(46.1)	$(33.8)	$(19.0)	$(18.2)

Schedule of Defined Benefit Plan, Amounts Included in Financial Statements and Assumptions Used [Table Text Block]

	Pension Benefits				Postretirement
	U.S.		Non-U.S.		Benefits (U.S.)
	2012	2011	2012	2011	2012	2011
Amounts recognized in balance sheet:
Liabilities	$(180.5)	$(183.2)	$(46.1)	$(33.8)	$(19.0)	$(18.2)
Net obligation recognized in the balance sheet	$(180.5)	$(183.2)	$(46.1)	$(33.8)	$(19.0)	$(18.2)
Prior service credit (cost)	$9.1	$10.1	$—	$—	$—	$—
Net gain (loss)	(167.6)	(160.3)	(17.5)	(10.7)	(2.3)	(1.2)
Accumulated other comprehensive loss	(158.5)	(150.2)	(17.5)	(10.7)	(2.3)	(1.2)
Unfunded accrued pension or postretirement benefit	(22.0)	(33.0)	(28.6)	(23.1)	(16.7)	(17.0)
Net obligation recognized in the balance sheet	$(180.5)	$(183.2)	$(46.1)	$(33.8)	$(19.0)	$(18.2)
Total recognized in other comprehensive (income) loss	$8.3	$34.5	$6.8	$12.2	$1.1	$(0.7)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$43.5	$67.1	$6.1	$0.9	$2.1	$0.5
Estimated amounts that will be amortized from accumulated other comprehensive (income) loss over the next fiscal year:
Net gain (loss)	$(16.0)	$(11.1)	$(0.4)	$0.1	$(0.1)	$(0.1)
Accumulated Benefit Obligation at December 31	$619.2	$537.0	$216.8	$187.6	N/A	N/A
Weighted‑average assumptions as of December 31
Discount rate	4.0%	4.7%	4.3%	4.8%	3.6%	4.4%
Expected return on assets	7.6%	8.0%	7.4%	7.4%	N/A	N/A
Average rate of increase in compensation	4.6%	4.6%	2.0%	2.1%	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	N/A	7.8%	8.1%
Ultimate health care cost trend rate	N/A	N/A	N/A	N/A	4.5%	4.5%
Number of years to ultimate trend rate	N/A	N/A	N/A	N/A	17	18

Schedule of Net Benefit Costs [Table Text Block]
The following table sets forth the net periodic pension and postretirement (including health care, life insurance and auto) expense (in millions of dollars):

	Pension Benefits				Postretirement Benefits (U.S.)
	U.S.		Non-U.S.
	Three Months Ended June 30,
	2013	2012	2013	2012	2013	2012
Components of Net Periodic
Benefit Cost:
Service cost	$7.1	$7.0	$0.7	$0.3	$—	$0.1
Interest cost	6.9	7.4	2.3	2.3	0.1	0.2
Expected return on plan assets	(7.5)	(8.0)	(3.2)	(3.0)	—	—
Net amortizations	4.0	3.2	0.1	(0.1)	0.1	—
Net pension /
postretirement expense	$10.5	$9.6	$(0.1)	$(0.5)	$0.2	$0.3

	Pension Benefits				Postretirement Benefits (U.S.)
	U.S.		Non-U.S.
	Six Months Ended June 30,
	2013	2012	2013	2012	2013	2012
Components of Net Periodic
Benefit Cost:
Service cost	$14.4	$13.3	$1.3	$0.6	$0.1	$0.2
Interest cost	13.6	13.9	4.6	4.6	0.3	0.4
Expected return on plan assets	(15.0)	(15.3)	(6.3)	(6.0)	—	—
Net amortizations	8.3	6.0	0.2	(0.1)	0.1	—
Net pension /
postretirement expense	$21.3	$17.9	$(0.2)	$(0.9)	$0.5	$0.6

The following table sets forth the net periodic pension and postretirement (including health care, life insurance and auto) expense (in millions of dollars):

	Pension Benefits						Postretirement Benefits (U.S.)
	U.S.			Non-U.S.
	Years Ended December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Components of Net Periodic Benefit Cost:
Service cost	$24.8	$26.2	$24.0	$1.9	$4.0	$5.2	$0.2	$0.2	$0.3
Interest cost	28.2	27.5	26.1	9.7	11.0	9.7	0.8	0.9	0.9
Expected return on plan assets	(31.5)	(30.5)	(26.6)	(12.1)	(12.8)	(10.0)	—	—	—
Net amortizations	11.8	7.2	4.6	(0.1)	(0.7)	(1.0)	—	0.1	—
Settlement loss	2.0	2.2	0.4	—	—	—	—	—	—
Curtailment gain	—	—	—	—	(12.9)	(0.2)	—	—	—
Special termination cost	—	—	—	—	0.1	—	—	—	—
Net pension and postretirement expense	$35.3	$32.6	$28.5	$(0.6)	$(11.3)	$3.7	$1.0	$1.2	$1.2

Weighted‑average discount rate for expense (January 1)	4.71%	5.12%	5.42%	4.78%	5.36%	5.71%	4.4%	4.9%	5.4%
Weighted‑average assumed long-term rate of return on assets (January 1)	8.00%	8.40%	8.50%	7.44%	7.46%	7.46%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	8.1%	8.4%	8.7%
Ultimate health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	4.5%	4.5%	4.5%
Number of years to ultimate trend rate	N/A	N/A	N/A	N/A	N/A	N/A	17	18	19

Schedule of Multiemployer Plans [Table Text Block]

For plans that are not individually significant to us, the total amount of contributions is presented in the aggregate.

		Pension Protection Act Zone Status			Contributions by The Hertz Corporation				Expiration Dates of Collective Bargaining Agreements
				FIP / RP Status Pending / Implemented
	EIN /Pension Plan Number							Surcharge Imposed
(In millions of dollars) Pension Fund		2012	2011		2012	2011	2010
Western Conference of Teamsters	91-6145047	Green	Green	NA	$4.1	$3.9	$3.8	NA	Various
Teamsters Central States	36-6044243	Critical	Critical	Implemented	1.2	1.3	1.2	No	Various
IAM National	51-60321295	Green	Green	NA	0.7	0.6	0.6	NA	Various
Midwest Operating Engineers	36-6140097	Green	Green	NA	0.5	0.4	0.2	NA	2/28/2014
Local 1034**	13-6594795	Critical	Critical	Implemented	0.2	0.2	0.2	Yes	5/2/2013
Operating Engineers Local 324	38-1900637	Critical	Critical	Implemented	0.1	0.1	0.1	No	6/30/2013
Western Pennsylvania Teamsters	25-6029946	Critical	Critical	Implemented	0.1	0.1	0.1	No	11/4/2011*
7 Other Plans					0.6	0.6	0.5

Total Contributions					$7.5	$7.2	$6.7

*
The parties are still attempting to negotiate a successor agreement.

**
The amount contributed by Hertz to the Local 1034 Pension Fund was reported as being more than 5% of total contributions to the plan, on the fund's Form 5500 for the year ended 12/31/2011.